Form N-1A Cover	Feb. 20, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	AIM COUNSELOR SERIES TRUST (INVESCO COUNSELOR SERIES TRUST)
Entity Central Index Key	0001112996
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 20, 2026
Prospectus Date	Feb. 20, 2026